Income Taxes Income Taxes - Schedule of Company's Current and Deferred Federal Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current expense (benefit)	$ 8.8	$ 9.5	$ (3.3)
Deferred expense	2.0	7.2	49.5
Total income tax expense	$ 10.8	$ 16.7	$ 46.2